Offerings - Offering: 1	Jun. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	1.25
Maximum Aggregate Offering Price	$ 6,250,000.00
Amount of Registration Fee	$ 863.13
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). A registration fee of $1,557.77 was previously paid by TEN Holdings, Inc. (the "Registrant") in connection with the filing of this Registration Statement on Form S-1 (the "Registration Statement") on April 6, 2026 and Amendment No. 1 to the Registration Statement on May 29, 2026, which provided for the registration 8,000,000 shares of common stock, $0.0001 par value per share, of the Registrant ("Common Stock") to be sold at a proposed maximum offering price of $1.41 per share. The number of shares of Common Stock being registered pursuant to the Registration Statement has been decreased to 5,000,000 shares and the proposed maximum offering price has decreased to $1.25 per share. Since the maximum aggregate offering price has decreased, the Registrant does not owe additional registration fees.